Net Loss per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
The computation of net loss per share is as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020

Numerator:
Net loss	$(124,323)	$(2,430)
Less: dividend distribution allocated to preferred stockholders	(3,749)	—
Net loss attributable to common stockholders	$(128,072)	$(2,430)
Denominator:
Weighted-average common shares outstanding	66,958,400	42,049,840
Net loss per share, basic and diluted	$(1.91)	$(0.06)

	Six Months Ended June 30,
	2021		2020
	Class A	Class B
Numerator:
Allocation of undistributed losses for basic calculation	$(988)	$(13,675)	$(932)
Reallocation of undistributed losses for diluted calculation	—	—	—
Allocation of undistributed losses for diluted calculation	$(988)	$(13,675)	$(932)
Denominator:
Number of shares used in basic and diluted per share computation	4,117,549	57,019,424	42,089,816
Net loss per share, basic and diluted	$(0.24)	$(0.24)	$(0.02)
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Stock options	12,173,640	12,974,400	8,003,137	12,109,270
Restricted stock units	—	—	—	175,301
Preferred shares, Series A	30,525,040	30,525,040	30,525,040	—
Preferred shares, Series A-1	6,764,960	6,764,960	6,764,960	—
Preferred shares, Series B	17,955,840	17,955,840	17,955,840	—
Preferred shares, Series C	5,102,080	6,511,400	6,511,400	—
Preferred shares, Series C-1	26,131,880	52,407,360	52,407,360	—